Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Component of Operating Income [Line Items]
Management fees	$ 13,426		$ 18,298		$ 23,094
Interest and other income	81,172	[1]	127,688	[2]	89,582	[3]
Total other income	94,598		145,986		112,676
Income from lease termination	$ 46,500		63,200
Income from net insurance proceeds			54,200		16,200
Gain on refinance of notes receivable			27,700
Gain from the settlement of asset value guarantees					22,600
AeroTurbine, Inc. [Member]
Component of Operating Income [Line Items]
Expense related to a lower of cost or market adjustment of parts inventory			$ 36,000		$ 38,700

[1]	Includes income from lease terminations of $46.5 million.
[2]	Includes income from lease terminations of $63.2 million, net insurance proceeds of $54.2 million and a gain related to the repayment of a note receivable earlier than expected of $27.7 million. In addition, we incurred an expense of $36.0 million related to a lower of cost or market adjustment of AeroTurbine’s parts inventory as a result of the AeroTurbine downsizing. Please refer to Note 25—AeroTurbine restructuring.
[3]	Includes income from net insurance proceeds of $16.2 million and the settlement of asset value guarantees of $22.6 million. In addition, we incurred an expense of $38.7 million related to a lower of cost or market adjustment of AeroTurbine’s parts inventory as a result of the AeroTurbine downsizing. Please refer to Note 25—AeroTurbine restructuring.